Quarterly Holdings Report
for
Fidelity® Series International Value Fund
July 31, 2025
VSF-S-NPRT3-0925
1.907975.115
Common Stocks - 97.8%
	Shares	Value ($)
AUSTRALIA - 3.7%
Financials - 1.0%
Capital Markets - 1.0%
Macquarie Group Ltd	1,133,363	156,954,272
Materials - 2.7%
Metals & Mining - 2.7%
BHP Group Ltd	10,030,491	253,322,431
Glencore PLC	43,344,927	173,957,307
		427,279,738
TOTAL AUSTRALIA		584,234,010
BELGIUM - 1.6%
Financials - 1.2%
Banks - 1.2%
KBC Group NV	1,790,187	187,462,139
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	297,100	64,572,172
TOTAL BELGIUM		252,034,311
CHINA - 0.4%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Tencent Holdings Ltd	836,300	58,551,236
DENMARK - 0.6%
Industrials - 0.6%
Air Freight & Logistics - 0.6%
DSV A/S	443,540	99,390,667
FINLAND - 1.9%
Financials - 1.4%
Insurance - 1.4%
Mandatum Holding Oy	2,564,787	17,438,678
Sampo Oyj A Shares	18,463,535	198,400,640
		215,839,318
Utilities - 0.5%
Electric Utilities - 0.5%
Fortum Oyj	4,219,500	77,478,071
TOTAL FINLAND		293,317,389
FRANCE - 10.3%
Communication Services - 0.8%
Entertainment - 0.4%
Vivendi SE	18,107,455	68,641,779
Media - 0.4%
Canal+ SA	10,815,855	34,424,341
Louis Hachette Group	10,815,855	20,248,780
		54,673,121
TOTAL COMMUNICATION SERVICES		123,314,900

Consumer Staples - 1.3%
Food Products - 1.3%
Danone SA	2,386,700	195,320,169
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
TotalEnergies SE	3,398,867	202,115,339
Financials - 4.2%
Banks - 1.5%
BNP Paribas SA	2,613,570	238,300,819
Insurance - 2.7%
AXA SA	8,441,679	410,005,640
TOTAL FINANCIALS		648,306,459

Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
EssilorLuxottica SA	199,434	59,311,018
Industrials - 0.9%
Building Products - 0.9%
Cie de Saint-Gobain SA	1,262,300	144,807,463
Information Technology - 0.2%
IT Services - 0.2%
Alten SA	487,608	39,870,233
Materials - 1.2%
Chemicals - 1.2%
Air Liquide SA	990,188	194,806,194
TOTAL FRANCE		1,607,851,775
GERMANY - 14.7%
Consumer Discretionary - 0.6%
Automobiles - 0.6%
Bayerische Motoren Werke AG	1,013,000	96,968,266
Financials - 5.1%
Banks - 0.6%
Commerzbank AG	2,937,700	107,414,204
Capital Markets - 1.5%
Deutsche Bank AG	4,745,800	156,980,064
Deutsche Boerse AG	243,300	70,407,959
		227,388,023
Insurance - 3.0%
Hannover Rueck SE	590,363	179,479,609
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	438,691	287,198,293
		466,677,902
TOTAL FINANCIALS		801,480,129

Health Care - 1.5%
Health Care Providers & Services - 1.1%
Fresenius SE & Co KGaA	3,567,200	170,895,906
Pharmaceuticals - 0.4%
Bayer AG	1,957,582	60,884,241
TOTAL HEALTH CARE		231,780,147

Industrials - 5.6%
Aerospace & Defense - 2.3%
Rheinmetall AG	179,888	356,088,001
Air Freight & Logistics - 1.0%
Deutsche Post AG	3,332,407	149,310,967
Industrial Conglomerates - 1.8%
Siemens AG	1,081,187	275,381,974
Machinery - 0.5%
Daimler Truck Holding AG	1,442,500	70,505,932
TOTAL INDUSTRIALS		851,286,874

Materials - 0.9%
Chemicals - 0.9%
BASF SE	1,962,500	96,180,974
Covestro AG	696,100	47,186,726
		143,367,700
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Vonovia SE	2,835,949	88,288,583
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
RWE AG	1,661,400	68,159,332
TOTAL GERMANY		2,281,331,031
HONG KONG - 1.1%
Financials - 1.1%
Insurance - 1.1%
Prudential PLC	14,101,576	178,895,226
INDIA - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Reliance Industries Ltd GDR (a)	1,350,000	85,050,000
INDONESIA - 0.5%
Financials - 0.5%
Banks - 0.5%
Bank Central Asia Tbk PT	153,385,700	76,876,239
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	2,159,000	33,356,550
ITALY - 5.2%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Eni SpA	7,551,100	128,877,282
Financials - 3.3%
Banks - 3.3%
Mediobanca Banca di Credito Finanziario SpA	10,891,755	240,389,834
UniCredit SpA	3,690,600	271,531,632
		511,921,466
Industrials - 1.1%
Electrical Equipment - 0.4%
Prysmian SpA	818,800	65,392,247
Passenger Airlines - 0.7%
Ryanair Holdings PLC ADR	1,771,100	110,286,397
TOTAL INDUSTRIALS		175,678,644

TOTAL ITALY		816,477,392
JAPAN - 20.4%
Communication Services - 1.3%
Entertainment - 0.5%
Nintendo Co Ltd	861,537	72,006,357
Interactive Media & Services - 0.4%
LY Corp	18,050,800	65,978,669
Wireless Telecommunication Services - 0.4%
SoftBank Group Corp (c)	917,837	70,085,076
TOTAL COMMUNICATION SERVICES		208,070,102

Consumer Discretionary - 2.5%
Automobiles - 1.3%
Toyota Motor Corp	11,580,600	205,991,183
Household Durables - 1.2%
Sony Group Corp	5,143,925	123,728,459
Sumitomo Forestry Co Ltd (c)	6,209,200	62,375,411
		186,103,870
TOTAL CONSUMER DISCRETIONARY		392,095,053

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Inpex Corp	4,407,600	62,758,756
Financials - 6.9%
Banks - 4.5%
Mitsubishi UFJ Financial Group Inc	25,128,544	346,340,907
Sumitomo Mitsui Financial Group Inc	13,325,749	336,163,490
		682,504,397
Financial Services - 1.0%
ORIX Corp	6,807,133	152,908,933
Insurance - 1.4%
Tokio Marine Holdings Inc	5,610,825	225,291,029
TOTAL FINANCIALS		1,060,704,359

Industrials - 5.7%
Industrial Conglomerates - 2.3%
Hitachi Ltd	11,800,400	361,099,945
Machinery - 1.3%
MINEBEA MITSUMI Inc	2,475,851	38,965,894
Mitsubishi Heavy Industries Ltd	6,704,700	160,084,080
		199,049,974
Trading Companies & Distributors - 2.1%
ITOCHU Corp	3,695,753	193,851,918
Mitsui & Co Ltd	6,191,100	126,030,014
		319,881,932
TOTAL INDUSTRIALS		880,031,851

Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 0.3%
Ibiden Co Ltd (c)	1,262,144	53,377,514
IT Services - 1.2%
Fujitsu Ltd	5,511,000	120,051,166
TIS Inc	2,315,956	73,883,446
		193,934,612
Semiconductors & Semiconductor Equipment - 0.5%
Renesas Electronics Corp	6,240,760	75,906,758
Technology Hardware, Storage & Peripherals - 0.8%
FUJIFILM Holdings Corp	5,681,747	117,852,105
TOTAL INFORMATION TECHNOLOGY		441,070,989

Materials - 0.8%
Chemicals - 0.8%
Shin-Etsu Chemical Co Ltd	4,501,910	129,551,096
TOTAL JAPAN		3,174,282,206
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	3	151
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
Havas NV	10,815,755	17,471,430
SINGAPORE - 2.0%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Singapore Telecommunications Ltd	35,905,100	107,002,494
Financials - 1.3%
Banks - 1.3%
United Overseas Bank Ltd	7,143,389	198,462,901
TOTAL SINGAPORE		305,465,395
SOUTH AFRICA - 1.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom) (c)	686,874	3,546,839
Materials - 1.1%
Metals & Mining - 1.1%
Anglo American PLC	5,020,660	141,271,889
Valterra Platinum Ltd (United Kingdom)	513,679	22,929,588
		164,201,477
TOTAL SOUTH AFRICA		167,748,316
SPAIN - 3.5%
Financials - 3.5%
Banks - 3.5%
Banco Santander SA	48,815,772	419,366,129
Bankinter SA	8,411,900	119,995,754

TOTAL SPAIN		539,361,883
SWEDEN - 1.7%
Financials - 1.7%
Financial Services - 1.7%
Investor AB B Shares	9,175,760	266,670,452
SWITZERLAND - 3.8%
Financials - 3.8%
Capital Markets - 0.6%
UBS Group AG (United States)	2,523,029	94,184,673
Insurance - 3.2%
Swiss Life Holding AG	160,070	166,681,694
Zurich Insurance Group AG	482,020	328,789,057
		495,470,751
TOTAL SWITZERLAND		589,655,424
UNITED KINGDOM - 13.4%
Consumer Discretionary - 1.5%
Broadline Retail - 0.1%
B&M European Value Retail SA	6,341,700	18,793,873
Household Durables - 1.3%
Barratt Redrow PLC	39,196,502	193,652,343
Specialty Retail - 0.1%
JD Sports Fashion PLC	15,966,400	18,020,118
TOTAL CONSUMER DISCRETIONARY		230,466,334

Consumer Staples - 3.1%
Consumer Staples Distribution & Retail - 0.7%
Tesco PLC	18,960,100	106,525,834
Tobacco - 2.4%
British American Tobacco PLC	3,017,300	161,658,955
Imperial Brands PLC	5,372,658	209,422,916
		371,081,871
TOTAL CONSUMER STAPLES		477,607,705

Financials - 5.6%
Banks - 4.3%
HSBC Holdings PLC	19,207,100	233,999,583
Lloyds Banking Group PLC	250,099,338	256,968,492
Standard Chartered PLC	10,343,722	185,431,667
		676,399,742
Capital Markets - 0.6%
London Stock Exchange Group PLC	724,100	88,264,239
Insurance - 0.7%
Beazley PLC	9,012,417	106,465,613
TOTAL FINANCIALS		871,129,594

Health Care - 0.5%
Pharmaceuticals - 0.5%
Astrazeneca PLC	599,359	87,441,486
Industrials - 2.7%
Aerospace & Defense - 2.7%
BAE Systems PLC	12,721,364	303,539,908
Rolls-Royce Holdings PLC	8,626,000	122,428,653
		425,968,561
TOTAL UNITED KINGDOM		2,092,613,680
UNITED STATES - 11.1%
Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
BP PLC	14,085,800	75,503,880
Shell PLC ADR	6,856,348	495,096,889
		570,600,769
Health Care - 2.7%
Pharmaceuticals - 2.7%
GSK PLC	11,146,059	205,020,592
Roche Holding AG	709,540	221,428,297
		426,448,889
Industrials - 0.3%
Trading Companies & Distributors - 0.3%
Ferguson Enterprises Inc (United Kingdom)	263,595	58,936,164
Materials - 4.4%
Chemicals - 1.1%
Linde PLC	367,614	169,198,019
Construction Materials - 3.3%
Amrize Ltd	1,922,760	97,197,323
CRH PLC	2,857,128	272,712,868
Holcim AG	1,779,960	141,951,696
		511,861,887
TOTAL MATERIALS		681,059,906

TOTAL UNITED STATES		1,737,045,728
TOTAL COMMON STOCKS (Cost $9,750,232,956)		15,257,680,491

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE (Cost $59,517,659)	937,477	37,624,794

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.33	218,588,573	218,632,290
Fidelity Securities Lending Cash Central Fund (d)(e)	4.33	24,172,509	24,174,927
TOTAL MONEY MARKET FUNDS (Cost $242,807,217)			242,807,217

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $10,052,557,832)	15,538,112,502
NET OTHER ASSETS (LIABILITIES) - 0.4%	62,280,095
NET ASSETS - 100.0%	15,600,392,597

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,050,000 or 0.5% of net assets.

(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	315,643,209	2,910,232,031	3,007,242,950	7,537,348	-	-	218,632,290	218,588,573	0.4%
Fidelity Securities Lending Cash Central Fund	24,880,916	1,794,537,952	1,795,243,941	469,612	-	-	24,174,927	24,172,509	0.1%
Total	340,524,125	4,704,769,983	4,802,486,891	8,006,960	-	-	242,807,217

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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